Stock Based Compensation Plans: (Details 3) - 6 months ended Jun. 30, 2015	Total
Stock Based Compensation Plans Details 3 [Abstract]
Risk free interest rate	0.66%
Expected term	2 years
Expected volatility	38.00%
Dividend yield	0.00%